Related Party Disclosures - Summary of Loan From/To Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Swissfillon AG
Disclosure Of Transactions Between Related Parties [Line Items]
Interest received	€ 10	€ 20	€ 17
Financial assets		1,342
SE Holdings Co.Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Interest paid	5	6	5
Financial liabilities	(940)	(968)
Directors and Key Managers
Disclosure Of Transactions Between Related Parties [Line Items]
Interest received	22	53	€ 53
Financial assets	€ 447	€ 4,614